Shareholder Report, Holdings (Details)	Sep. 30, 2025
Class A Shares | Closed-End Funds
Holdings [Line Items]
Percent of Net Asset Value	76.60%
Class A Shares | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Class A Shares | Financials
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Class A Shares | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Class A Shares | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Class A Shares | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Class A Shares | Banking [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Class A Shares | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Class A Shares | Preferred Equity
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Class A Shares | Consumer Defensive
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Class A Shares | Transportation
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Class A Shares | BrandywineGLOBAL - Global Income Opportunities Fund, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.71%
Class A Shares | BlackRock Innovation and Growth Term Trust
Holdings [Line Items]
Percent of Net Asset Value	4.49%
Class A Shares | Western Asset Emerging Markets Debt Fund, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.28%
Class A Shares | Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund
Holdings [Line Items]
Percent of Net Asset Value	3.99%
Class A Shares | Brookfield Real Assets Income Fund, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.84%
Class A Shares | PGIM Short Duration High Yield Opportunities Fund
Holdings [Line Items]
Percent of Net Asset Value	3.69%
Class A Shares | Liberty All-Star Growth Fund, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.68%
Class A Shares | Templeton Emerging Markets Income Fund, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.28%
Class A Shares | Virtus Convertible & Income Fund
Holdings [Line Items]
Percent of Net Asset Value	3.27%
Class A Shares | Cia Energetica De Minas Gerais - Cernig
Holdings [Line Items]
Percent of Net Asset Value	3.14%
Class ADV Shares | Closed-End Funds
Holdings [Line Items]
Percent of Net Asset Value	76.60%
Class ADV Shares | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Class ADV Shares | Financials
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Class ADV Shares | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Class ADV Shares | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Class ADV Shares | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Class ADV Shares | Banking [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Class ADV Shares | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Class ADV Shares | Preferred Equity
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Class ADV Shares | Consumer Defensive
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Class ADV Shares | Transportation
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Class ADV Shares | BrandywineGLOBAL - Global Income Opportunities Fund, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.71%
Class ADV Shares | BlackRock Innovation and Growth Term Trust
Holdings [Line Items]
Percent of Net Asset Value	4.49%
Class ADV Shares | Western Asset Emerging Markets Debt Fund, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.28%
Class ADV Shares | Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund
Holdings [Line Items]
Percent of Net Asset Value	3.99%
Class ADV Shares | Brookfield Real Assets Income Fund, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.84%
Class ADV Shares | PGIM Short Duration High Yield Opportunities Fund
Holdings [Line Items]
Percent of Net Asset Value	3.69%
Class ADV Shares | Liberty All-Star Growth Fund, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.68%
Class ADV Shares | Templeton Emerging Markets Income Fund, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.28%
Class ADV Shares | Virtus Convertible & Income Fund
Holdings [Line Items]
Percent of Net Asset Value	3.27%
Class ADV Shares | Cia Energetica De Minas Gerais - Cernig
Holdings [Line Items]
Percent of Net Asset Value	3.14%